Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes of obligations under capitalized leases - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes of obligations under capitalized leases [Abstract]
Beginning Balance	$ 146,013	$ 144,497
Liabilities for new lease agreements	5,768	24,431
Interest expenses	2,532	2,574
Payments of capital and interests	(28,705)	(29,374)
Remeasurement	(1,644)
Derecognized contracts	(12,337)
Others	3,390	3,885
Ending balance	$ 115,017	$ 146,013